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                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    06/30/98      AMENDMENT 00


Institutional Investment Manager:

WEXFORD TRUXT
12300 PERRY HIGHWAY
WEXFORD                                           PA            15090


This filing is to serve as an amendment to the "Wexford Trust" 13F-E filing performed on August 7, 1998.

The Muhlenkamp Fund is a series of the "Wexford Trust".
Muhlenkamp & Company serves as the investment manager to the Muhlenkamp Fund.

On August 6, 1998 I filed form 13F-E for Muhlenkamp & Company which included the assets of the Wexford Trust-Muhlenkamp Fund.

On August 7, 1998 form 13F-E was filed on behalf of Wexford Trust - Muhlenkamp Fund. The numbers in this filing were duplicated in the August 6th filing for "Muhlenkamp & Company" and thus should be discarded.

/s/

Jack Kunkle
August 27, 1998


Name, Title and Telephone Number of Person Submitting Report:

    JACK KUNKLE                    TREASURER                    8008603863 EXT. 116


Signature, Place and Date of Signing:

/s/ JACK KUNKLE                    WEXFORD                      PA    08/27/98
















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                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

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